DEFINED CONTRIBUTION 401K (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 10, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
DEFINED CONTRIBUTION 401(K) PLAN
Employee's maximum contribution allowed (as a percent)			50.00%
Matching contribution of participants' contribution (as a percent)			100.00%
Non-discretionary contribution for pilots based on gross earnings			2.00%
Non-Discretionary	$ 308	$ 592	$ 1,040	$ 908
Discretionary	1,026	2,436	4,263	4,246
Total 401(k) Contributions	$ 1,334	$ 3,028	$ 5,303	$ 5,154
Non Pilot Employees [Member]
DEFINED CONTRIBUTION 401(K) PLAN
Maximum contribution as a percent of participants' compensation			4.00%
Pilot Employees [Member]
DEFINED CONTRIBUTION 401(K) PLAN
Maximum contribution as a percent of participants' compensation			6.00%